Income Taxes - Income before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (91,714)	$ (95,991)
Foreign	(25,915)	(28,375)
Loss before provision for income taxes	$ (117,629)	$ (124,366)